Earnings Per Share (EPS) (Details 2) - Jun. 30, 2015 - $ / shares	Total
Warrants and Rights Note Disclosure [Abstract]
Outstanding Warrants (in shares)	4,469,471
Warrants Issued Date Four [Member]
Warrants and Rights Note Disclosure [Abstract]
Issue Date	Mar. 02, 2015
Outstanding Warrants (in shares)	70,866
Exercise Price (in dollars per share)	$ 1.59
Expiration Date	Feb. 25, 2020
Warrants Issued Date One [Member]
Warrants and Rights Note Disclosure [Abstract]
Issue Date	Jun. 24, 2014
Outstanding Warrants (in shares)	27,405
Exercise Price (in dollars per share)	$ 2.50
Expiration Date	Jun. 24, 2020
Warrants Issued Date Three [Member]
Warrants and Rights Note Disclosure [Abstract]
Issue Date	Feb. 25, 2015
Outstanding Warrants (in shares)	115,200
Exercise Price (in dollars per share)	$ 1.56
Expiration Date	Feb. 18, 2020
Warrants Issued Date Two [Member]
Warrants and Rights Note Disclosure [Abstract]
Issue Date	Feb. 25, 2015
Outstanding Warrants (in shares)	4,256,000
Exercise Price (in dollars per share)	$ 1.18
Expiration Date	Feb. 25, 2020